Loan Receivable from Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Schedule of Loans Receivable from Related Party

At September 30, 2019 and December 31, 2018, the Company’s loan receivable from related party consisted of the following:

	September 30, 2019	December 31, 2018
Loans receivable from related party, net	$-	650
Less: current portion	-	(650)
Loans receivable from related party, non-current	$-	-

At December 31, 2018 and 2017, the Company’s loans receivable from related parties consist of the following:

	December 31,	December 31,
	2018	2017
Loans receivable from related parties, net	$650	$9,704
Less: current portion	(650)	(9,704)
Loans receivable from related parties, non-current	$-	$-